Note 8 - Related Party Transactions	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of related party [text block]
8.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers and companies controlled by them. The remuneration that was paid or accrued to the directors and other members of key management personnel during the six-month periods ended September 30, 2024, and 2023 was as follows:

	Management fees	Consulting fees	Share-based payments	Total

Period ended September 30, 2024
Current and former directors, officers and companies controlled by them	$334,500	$-	$-	$334,500

Period ended September 30, 2023
Current and former directors, officers and companies controlled by them	$228,900	$61,200	$575,625	$865,725

Additionally, please refer to Note 6 on the short-term related party Loan payable.

The amounts due to related parties included in accounts payable and accrued liabilities are unsecured, non-interest bearing, and have no specific terms of repayment, and are as follows:

	September 30, 2024	March 31, 2024

Current and former directors, officers and companies controlled by them	$233,358	$86,980